Contingent Payment	6 Months Ended
Jun. 30, 2018
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment

13. CONTINGENT PAYMENT

Total
As at December 31, 2017	206
Re-measurement (1)	494
Liabilities Settled or Payable	(65)
As at June 30, 2018	635
Less: Current Portion	214
Long-Term Portion	421

(1) Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.

In connection with the Acquisition, Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake, which may reduce the amount of a contingent payment. There are no maximum payment terms. As at June 30, 2018, $65 million is payable under this agreement.